Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Percentage of tax rate		17.00%	17.00%	17.00%
Aggregate deductible temporary differences for which no deferred income tax assets recognized		$ 26,536.3	$ 1,919.8
Aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities		$ 95,003.3	$ 83,181.4
Actual and estimated creditable ratio for distribution of earnings		14.69%	13.90%
Scenario forecast [member]
Disclosure Of Income Taxes [Line Items]
Increase in deferred tax assets					$ 1,473.1
Increase in deferred tax liabilities					$ 15.1
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [Line Items]
Percentage of corporate income tax rate	20.00%	17.00%
Percentage of tax rate surtax imposed on unappropriated earnings	5.00%	10.00%